Revenue	12 Months Ended
Dec. 31, 2022
Revenue [Abstract]
Revenue

Note 4. Revenue

	Consolidated			Consolidated
	2022	2021	2020	2022
	AUD$	AUD$	AUD$	$

Sale of goods	2,327,058	3,578,603	2,066,478	1,580,881

Revenue from contracts with customers

Revenue is recognised at an amount that reflects the consideration to which the company is expected to be entitled in exchange for transferring goods or services to a customer. For each contract with a customer, the company: identifies the contract with a customer; identifies the performance obligations in the contract; determines the transaction price which takes into account estimates of variable consideration and the time value of money; allocates the transaction price to the separate performance obligations on the basis of the relative stand-alone selling price of each distinct good or service to be delivered; and recognises revenue when or as each performance obligation is satisfied in a manner that depicts the transfer to the customer of the goods or services promised.

Revenue from the sale of goods is recognised at the point in time when the customer obtains control of the goods, which is generally at the time of delivery.

For the years ended December 31, 2022, 2021 and 2020, sales of goods include recognized deferred revenues in the amount of AUD$12,156, AUD$320,948 and AUD$226,541, respectively.

Interest

Interest revenue is recognised as interest accrues using the effective interest method. This is a method of calculating the amortised cost of a financial asset and allocating the interest income over the relevant period using the effective interest rate, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to the net carrying amount of the financial asset.

Government Grant income

The Company receives government grant income from the Israeli Innovation Authority (formerly the Office of the Chief Scientist) (Innovation Authority), as support for participation in sponsored programs for research and development projects. Grants are received for eligible research and development expenses, upon submission and acceptance of periodic project performance reports. Grant income is accounted for in the period in which it is received.

Fair value gain

Fair value gain is recognised at an amount that reflects the changes in fair value of the financial liability between the measured periods.

Major customers

Out of the total income in the year ended 2022, 18% (2021: nil) was attributed to client C, 11% (2021: nil) was attributed to client D (2021: nil), 11% (2021: 45%) was attributed to client A, and 11% (2021: 14%) was attributed to client B.